EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information included in a supplement to the Class A and Class C Prospectus and to the Class I and Class R Prospectus, each dated December 30, 2013, for Calamos Emerging Market Equity Fund, a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on December 30, 2013 (Accession No. 0001193125-13-487066), the purpose of which was to file the definitive prospectuses.